UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2003


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, February 11, 2004


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    41
Form 13F information Table Value Total:    $150,648

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance PCS                    COM              00790k109     6863   130000 SH       SOLE                   130000
Anadarko Petroleum Corporation COM              032511107     5110   100000 SH       SOLE                   100000
Ashanti Goldfields Company Ltd GLOB DEP RCPT    043743202     4676   358610 SH       SOLE                   358610
Atlantic Coast Airlines Holdin COM              048396105     3940   400000 SH       SOLE                   400000
Barnesandnoble.com             CL A             067846105     2842   969800 SH       SOLE                   969800
CIMA Labs Inc.                 COM              171796105     9134   280000 SH       SOLE                   280000
CNA Surety Corporation         COM              12612L108     1657   174265 SH       SOLE                   174265
Cablevision Systems New York G CL A NY CABLVS   12686c109     1291    55187 SH       SOLE                    55187
Charter Communications, Inc.   COM              16117m107     1669   415180 SH       SOLE                   415180
Cole National Corporation      COM              193290103     1158    57900 SH       SOLE                    57900
Computer Horizons Corp.        COM              205908106     3782   964875 SH       SOLE                   964875
Concerto Software, Inc.        COM              20602t106     3905   326000 SH       SOLE                   326000
Concord EFS, Inc.              COM              206197105     7369   496555 SH       SOLE                   496555
Denison International plc - AD SPONSORED ADR    248335101     1399    58500 SH       SOLE                    58500
Enzon Pharmaceuticals, Inc.    COM              293904108     4053   338580 SH       SOLE                   338580
Esperion Therapeutics, Inc     COM              29664r106     6920   200000 SH       SOLE                   200000
FleetBoston Financial Corporat COM              339030108     3492    80000 SH       SOLE                    80000
FloridaFirst Bancorp, Inc.     COM              343258109     3783   114280 SH       SOLE                   114280
Genesis Microchip Incorporated COM              37184c103     2792   154700 SH       SOLE                   154700
GlobespanVirata, Inc.          COM              37957v106     5817   994400 SH       SOLE                   994400
Heartland Express, Inc.        COM              422347104     1572    65000 SH       SOLE                    65000
Hughes Electronics Corporation COM              444418107     4087   246961 SH       SOLE                   246961
I-STAT Corporation             COM              450312103     2888   188790 SH       SOLE                   188790
Invivo Corporation             COM              461858102     1896    86500 SH       SOLE                    86500
Manufacturers' Services Limite COM              565005105     2930   481900 SH       SOLE                   481900
Mid Atlantic Medical Services, COM              59523c107     3564    55000 SH       SOLE                    55000
North Coast Energy, Inc.       COM NEW          658649702      189    17700 SH       SOLE                    17700
On Technology Corporation      COM              68219p108     3734   942835 SH       SOLE                   942835
PeopleSoft, Inc.               COM              712713106     3418   150000 SH       SOLE                   150000
Pinnacor Inc.                  COM              723487104     1812   784200 SH       SOLE                   784200
Pivotal Corporation            COM              72581r106     3899  1883800 SH       SOLE                  1883800
Playtex Products, Inc.         COM              72813p100     2883   372915 SH       SOLE                   372915
RMH Teleservices, Inc.         COM              749938106      901   175000 SH       SOLE                   175000
Right Management Consultants,  COM              766573109     6050   324200 SH       SOLE                   324200
Royal Caribbean Cruises Ltd.   COM              V7780T103     6958   200000 SH       SOLE                   200000
SICOR Inc.                     COM              825846108     6528   240000 SH       SOLE                   240000
SoundView Technology Group Inc COM NEW          83611q406      790    51000 SH       SOLE                    51000
The Dial Corporation           COM              25247d101     2021    71000 SH       SOLE                    71000
The MONY Group Inc.            COM              615337102     2879    92000 SH       SOLE                    92000
The News Corporation Limited A SP ADR PFD       652487802      835    27619 SH       SOLE                    27619
The Titan Corporation          COM              888266103     9160   420000 SH       SOLE                   420000
        >